Leases (Details) - Schedule of Operating Leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Leases [Abstract]
Cash payments included in the measurement of lease liabilities in operating cash flows	$ 913	$ 1,035
Cash payments included in the measurement of lease liabilities in financing cash flows	35	7
Right-of-use assets	2,083	2,614
Operating lease liability	2,133	2,663
Operating lease charge	$ 771	$ 963
Weighted average discount rate (%)	4.30%	4.00%
Weighted average remaining lease term (years)	3 years 6 months	3 years 2 months 12 days